Equity (Tables)	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of Warrant Activities	Following table summarizes the movement of warrant activities during the year ended September 30, 2023:
	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Exercisable as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Granted	43,992,500	1.15	2.44	-
Warrants Exercises	(37,887,959)	1.32	-	-
Warrants Expired	(217,948)	5.85	-	-

Warrants Outstanding as of September 30, 2023	7,899,412	1.13	2.95	-
Warrants Exercisable as of September 30, 2023	7,899,412	1.13	2.95	-